Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 1,534	$ 2,158	$ 18,103	$ 1,276
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			45,166	$ 47,534	$ 47,534
Amount used during the period			(784)		(988)
Remeasurement			(18,103)		(1,380)
Closing balance	$ 26,279		$ 26,279		$ 45,166